Other Operational Gain	12 Months Ended
Dec. 31, 2014
Other Operational Gain [Abstract]
Other Operational Gain
11.      Other operational gain:
For the year ended December 31, 2012, other operational gain totaled $3,507, mainly consisting of $2,514 and $157, which represented non-recurring revenues from the settlement of two commercial claims (Note 17.1 (a) and (b)) and a gain from a hull & machinery claim amounting to $812.
For the year ended December 31, 2013, other operational gain totaled $3,787, mainly consisting of $2,500 and $177 paid to the Company, in connection with the settlement of two commercial claims (Note 17.1 (a) and (b)) and $1,030 regarding a gain from a hull and machinery claim.
On June 28, 2013, the Company received a letter from the receivers of STX Pan Ocean Co. Ltd., or STX, terminating the charter agreement for the vessel Star Borealis, effective immediately. Star Borealis was on time charter at an average gross daily charter rate of $24.75 for the period from September 11, 2011 until July 11, 2021. On September 11, 2014, Star Bulk agreed the settlement of a claim for damages and due hire brought by its subsidiary, Star Borealis LLC (“Star Borealis”) arising from the repudiation of the long-term time charter by charterer STX, which claim had been filed with the Seoul Central District Court, Korea, (the “Settled Claim”). Star Borealis negotiated, sold and assigned the rights to the Settled Claim to an unrelated third party for consideration of $8,016, which was received on October 3, 2014. The Company recorded in 2014 a gain of approximately $9,377 including the extinguishment of a $1,361 liability related to the amount of fuel and lubricants remaining on board of the vessel Star Borealis at the time of the charter repudiation.
In addition, other operational gain for the year ended December 31, 2014, includes $456 relating to a gain from a hull and machinery insurance claim and a gain from a protection and indemnity claim, as well as $170 relating to a rebate from the Company's previous manning agent.